Share-based Compensation	12 Months Ended
Dec. 31, 2025
Share-based Compensation
Share-based Compensation

19. Share-based Compensation

(a) Description of share incentive plan

In April 2014, the Company established a share incentive plan (“2014 Incentive Plan”). The maximum number of shares that may be issued under 2014 Incentive Plan shall be 3,200,000. In January 2015, the maximum number of shares that may be issued under 2014 Incentive Plan were amended to be 5,117,613. The options are generally scheduled to be vested over four years and expire in four years.

On April 1, 2018, the board of directors of the Company approved 2018 share incentive plan (the “2018 Plan”) to replace the 2014 Incentive Plan, under which, the Company has agreed to authorize up to 7,111,447 ordinary shares for the issuance of employee share options to the eligible directors, employees and consultants of the Company.

Upon the approval of the 2018 Plan, the Group modified the expiration term of the options granted under the 2014 Incentive Plan from 4 years to 10 years. In accordance with ASC 718, “Compensation—Stock Compensation,” the modification is a probable-to-probable (Type I) modification. The Group recognized the portion of incremental value for those vested share options as expenses immediately; the portion of the incremental value for unvested share options will be recognized as expenses over the remaining vesting periods. The total incremental value for the modification is not significant.

On January 10, 2019, the board of directors of the Company approved the Amended and Restated 2018 Share Plan (the “Amended 2018 Plan”) to replace the 2018 Plan. Those employees who have been granted shares under 2018 Plan were required to re-sign the shares agreement under the Amended 2018 Plan. Upon adoption of the Amended 2018 Plan, terms are modified that the vested options cannot be exercised until the completion of the Company’s IPO (“modified condition”). In accordance with ASC 718, “Compensation—Stock Compensation,” the modification is a probable-to-improbable (Type II) modification as IPO is a performance condition that the Company anticipates will not be satisfied until occurrence. For Type II modifications, no incremental fair value would be recognized unless and until vesting of the award under the modified conditions becomes probable. If the original service condition is satisfied, the award’s original grant-date fair value is recognized as an expense, over the requisite service period, regardless of whether the modified conditions are satisfied. Since the modified awards with both a service condition and a performance condition, the graded vesting method should be used, the cumulative amount of difference between the straight-line method and graded vesting method should be caught up when the vesting of the award under the modified conditions becomes probable, i.e., upon IPO.

19. Share-based Compensation (Continued)

(a) Description of share incentive plan (Continued)

On March 27, 2019, the Company has adopted the Second Amended and Restated 2018 Share Plan (the “Second Amended 2018 Plan”) which supersedes all of the Company’s previously adopted share incentive plans, for the purpose of granting share-based compensation awards to employees and directors to incentivize their performance and align their interests with the Company. Under the Second Amended 2018 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards is 7,700,000 ordinary shares plus an annual increase of 2% of the total outstanding share capital of the Company as of December 31 of the immediately preceding calendar year on the first day of each fiscal year, beginning in 2020, or such lesser number of Class A ordinary shares as determined by the board of directors of the Company, providing that the aggregate number of shares initially reserved and subsequently increased during the term of the Second Amended 2018 Plan shall not be more than 10% of the total outstanding ordinary shares of the Company on December 31 immediately preceding the most recent increase.

In April 2021, the Company adopted the 2021 Share Incentive Plan (“2021 Plan”), to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the business. Unless terminated earlier or extended pursuant to its terms, the 2021 Plan has a term of two years. The maximum number of shares that may be issued under the 2021 Plan shall initially be 1,734,760 ordinary shares, plus commencing with the fiscal year beginning January 1, 2022, an annual increase on the first day of each fiscal year during the term of the 2021 Plan, by an amount equal to 2% of the total number of shares issued and outstanding on an as-converted fully diluted basis on the last day of the immediately preceding fiscal year; or such lesser number of shares as determined by the board of directors of the Group. The awards granted under the 2021 Plan have a contractual term of ten years from the stated grant date. The share options granted under the 2021 Plan are generally scheduled to be vested in two to four years subject to a service condition or both a service condition and a performance condition as below:

(i)  50% of options granted under the 2021 Plan will vest in equal tranche quarterly.

(ii) 50% of options granted under the 2021 Plan will vest in semi-annually based on the grantee’s performance rating for a corresponding six-month performance review period, which may commence on or earlier than the stated grant date. The performance rating will affect the number of options the employee can obtain. Certain subjective measurement metrics used to determine the performance rating was provided on the stated grant date, which results that it is difficult for the employee to estimate their performance. Therefore, the stated grant date does not meet the definition of the accounting grant date as there was no mutual understanding of the key terms and conditions. For each tranche, the accounting grant date is considered to be the date the grantee’s performance review finally concluded, which is the date used to measure the share-based compensation expense. The service inception date specifically for each tranche is the option agreement signing date, and since the award contains service condition and performance vesting condition and employee must continue to provide service until the last condition is achieved, the requisite service period should last to the longer date of service condition achieved date or performance condition achieved date. As the awards contain a performance condition that if not satisfied preceding the accounting grant date results in forfeiture of the award, the awards have a service inception date preceding the grant date pursuant to ASC 718-10-55-108; the Group should accrue compensation cost using graded vesting method, beginning on the service inception date when it is the probable that performance condition can be achieved. The Group should estimate the award’s fair value on each subsequent reporting date (i.e., remeasure each period at fair value) until the grant date. On the grant date, the estimate of an equity-classified award’s fair value is fixed; therefore, the cumulative amount of previously recognized compensation cost should be adjusted to the grant date fair value, and the Group would no longer remeasure the award. The Group estimated the probability based on the historical performance results of the employees as there are sufficient data for estimation.

Some of employees who have been granted shares under Second Amended 2018 Plan re-signed the shares agreement under the 2021 Plan. Upon the adoption of the 2021 Plan, 50% of the unvested options are modified to change the vesting schedule to vest quarterly (“Modification A”) and the remaining 50% of unvested options are modified to add performance condition as described in the preceding paragraph (“Modification B”). In accordance with ASC 718, “Compensation-Stock Compensation,” the Modification A and Modification B are considered probable-to-probable (Type I) modifications as the Company expected that it is the probable that the employee can at least obtain the original number of options under the 2021 plan. Any incremental fair value together with remaining unrecognized share-based compensation expense will be recognized over the remaining requisite service period.

19. Share-based Compensation (Continued)

(a) Description of share incentive plan (Continued)

In February 2023, the Company adopted the 2023 Share Incentive Plan (“2023 Plan”), to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the business. The maximum number of shares that may be issued under the 2023 Plan shall be 3,000,000 ordinary shares. The share options granted under the 2023 Plan have a contractual term of ten years from the stated grant date and are generally scheduled to be vested in (i) one year subject to a service condition or (ii) three years subject to both a service condition and a performance condition with 50% of options granted under the 2023 Share Plan will vest in equal tranche quarterly and 50% of options granted under the 2023 Plan will vest in semi-annually based on the grantee’s performance rating for a corresponding six-month performance review period, which may commence on or earlier than the stated grant date.

In March 2023, in order to incentivize the exploration of new business initiatives, the Company granted RSUs with a service condition and a performance condition to the executive officer of the Company under the 2021 Plan. The RSUs are to be vested in 1.1 years. In November 2023, the performance condition of such RSUs was modified. The Company accounted for the adjustment as an improbable-to-probable modification under ASC 718, the RSUs were valued on the modification date and the incremental compensation cost of RMB31,681 was recognized over the remaining requisite service period accordingly. In January 2024, the performance condition of such RSUs was modified, and the requisite service period was shortened from 1.1 years to 0.8 year. The Company accounted for the adjustment as an probable-to-probable modification under ASC 718 with no incremental compensation cost recognized, and the remaining unrecognized compensation cost of RMB22,823 would be recognized immediately as the awards became fully vested.

In May 2023, the Company amended the exercise price of all of the granted and outstanding options as of the date thereof under the Second Amended 2018 Plan and the 2021 Plan by adjusting downward the exercise price from US$0.1 per share to US$0.01 per share. The exercise price of US$0.01 will also be applied to the share-based awards granted in the future. In accordance with ASC 718, “Compensation—Stock Compensation,” the modification is a probable-to-probable (Type I) modification. The Company recognized the portion of incremental value of RMB485 for those vested share options as expenses immediately; the portion of the incremental value of RMB521 for unvested share options will be recognized as expenses over the remaining requisite service periods.

In 2023, the Company has granted 1,482,452 share options with an exercise price of US$0.01 per share under the Second Amended 2018 Plan, the 2021 Plan and the 2023 Plan, and 2,923,077 RSUs under the 2021 Plan.

In 2024, the Company has granted 868,278 share options with an exercise price of US$0.01 per share under the Second Amended 2018 Plan and the 2023 Plan.

In 2025, the Company has granted 349,337 share options with an exercise price of US$0.01 per share under the Second Amended 2018 Plan and the 2023 Plan.

As of December 31, 2025, the number of shares available for future grant under the Company’s Second Amended 2018 Plan and 2023 Plan was 260,451 and 1,703,812, respectively.

19. Share-based Compensation (Continued)

(b) Valuation

The Group uses binomial option pricing model to determine fair value of the share options. The fair value of each option granted for the years ended December 31, 2023, 2024 and 2025 is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the year ended December 31,
	2023	2024	2025
Expected volatility	48.50%-56.29%	54.11%-55.32%	55.01%-58.52%
Expected dividends yield	0%	0%	0%
Expected multiples	2.2-2.8	2.2-2.8	2.2-2.8
Risk-free interest rate	3.48%-5.06%	3.75%-4.67%	3.84%-4.56%
Expected term (in years)	10	10	10
Fair value of underlying ordinary share (USD)	1.34-3.21	1.08-1.63	1.08-5.03

The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. As of December 31, 2025, the Company does not anticipate any dividend payments regularly in the foreseeable future based on the Company’s best estimation. Expected term is the contract life of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD at the option valuation date.

(c) Share options activities

The following table presents a summary of the Company’s options activities for the years ended December 31, 2023, 2024 and 2025:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	options	exercise price	contractual life	intrinsic value
	(in thousands)	US$	Years	US$
				(in thousands)
Outstanding as of December 31, 2022	1,739	0.10	8.26	2,742
Granted	1,482	0.01
Exercised	(622)	0.03		1,357
Forfeited	(311)	0.04
Outstanding as of December 31, 2023	2,288	0.01	8.45	3,814
Granted	868	0.01
Exercised	(1,287)	0.01		1,662
Forfeited	(224)	0.01
Outstanding as of December 31, 2024	1,645	0.01	8.13	1,759
Granted	349	0.01
Exercised	(1,119)	0.01		3,007
Forfeited	(196)	0.01
Outstanding as of December 31, 2025	679	0.01	7.39	2,253

Vested and exercisable as of December 31, 2023	1,140	0.01	7.66	1,900
Vested and exercisable as of December 31, 2024	966	0.01	7.52	1,033
Vested and exercisable as of December 31, 2025	500	0.01	7.42	1,659

19. Share-based Compensation (Continued)

(c) Share options activities (Continued)

The weighted average grant date fair value of options granted for the years ended December 31, 2023, 2024 and 2025 was US$3.00, US$1.27 and US$2.40 per option, respectively. The total grant date fair value of options vested for the years ended December 31, 2023, 2024 and 2025 was RMB27,065, RMB16,009 and RMB9,386, respectively.

It is the Company’s policy to issue new shares upon exercise of share options.

As of December 31, 2023, 2024 and 2025, the total unrecognized compensation expenses related to the options were RMB14,778, RMB6,399 and RMB1,956, respectively. These amounts are expected to be recognized over a weighted average period of 1.52 years, 1.59 years and 1.31 years, respectively.

(d) Restricted share units activities

The following table presents a summary of the Company’s restricted share units activities for the years ended December 31, 2024 and 2025:

Number of
RSUs
(in thousands)
Unvested as of December 31, 2023	2,923
Granted	—
Vested	(2,923)
Forfeited	—
Unvested as of December 31, 2024	—
Granted	—
Vested	—
Forfeited	—
Unvested as of December 31, 2025	—

For the year ended December 31, 2024, no RSUs were granted and there were 2,923,077 RSUs that has been vested. For the year ended December 31, 2025, no RSUs were granted.

It is the Company’s policy to issue new shares upon vested of RSUs.

As of December 31, 2024 and 2025, the total unrecognized compensation expenses related to the RSUs were nil.

19. Share-based Compensation (Continued)

(e) Share - based compensation of subsidiaries

In January 2024, the subsidiary of the Company, So-Young Medical adopted its own share incentive plan (“So-Young Medical Plan”). The maximum aggregate number of shares available for granting under the So-Young Medical Plan shall be 81,818,182 ordinary shares of So-Young Medical. Certain employees of the Company were granted 56,000,005 share options of So-Young Medical, with an exercise price of US$0.01 per share for the year ended December 31, 2024. There were no share options have been granted and 14,909,092 share options have been forfeited for the year ended December 31, 2025. The estimated fair value of each share option granted is estimated on the date of grant using the binomial option-pricing model. The weighted average grant date fair value of options granted for the year ended December 31, 2024 was US$0.001 per option. The options granted under the So-Young Medical Plan are scheduled to be vested in four years subject to a service condition with 25% of the options vesting on each anniversary date. The total grant date fair value of options vested for the years ended December 31, 2024 and 2025 was RMB86 and RMB137, respectively. Total share-based compensation expenses for the options granted for the years ended December 31, 2024 and 2025 were RMB65 and RMB89, respectively. As of December 31, 2024 and 2025, the total unrecognized compensation expenses related to the options were RMB288 and RMB142, and the expenses are expected to be recognized over a weighted-average period of 3.00 years and 2.00 years, respectively. As of December 31, 2025, the number of shares available for future grant under the Company’s So-Young Medical Plan was 40,727,269.